Bank Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Bank borrowings
Bank borrowings	$ 41,980	$ 36,851
1-year revolving loan denominated in RMB
Bank borrowings
Bank borrowings	20,565	9,636
Half-year revolving loans denominated in RMB
Bank borrowings
Bank borrowings	2,813	9,851
1-year revolving loan denominated in US$
Bank borrowings
Bank borrowings	8,584	8,584
Revolving service trade loan denominated in HK$
Bank borrowings
Bank borrowings	31	538
Rollover period revolving loan denominated in US$
Bank borrowings
Bank borrowings	6,000	6,000
Revolving service trade loan denominated in HK$
Bank borrowings
Bank borrowings	$ 3,987	$ 2,242